Net other income (expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Asset impairment charges, net of reversals	$ (101)	$ (240)		$ (44)
Gain (loss) on sale or disposal of businesses and non-current assets	(30)	8		(10)
Related party management fee (refer to note 21)	(27)	(27)		(29)
Unrealized gain (loss) on derivatives (refer to note 20)	13	(22)		1
Other	15	4		7
Net other income (expenses)	(130)	(277)	[1]	$ (75)	[1]
Graham Packaging
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of goodwill		$ 206
North America and Japan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Asset impairment charges related to remaining closures businesses	67
Impairment of goodwill	$ 33

[1]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.